STOCK OPTION AND STOCK UNIT PLANS	12 Months Ended
Dec. 31, 2016
STOCK OPTION AND STOCK UNIT PLANS
STOCK OPTION AND STOCK UNIT PLANS

22.   STOCK OPTION AND STOCK UNIT PLANS

The Company maintains four long-term incentive compensation plans: the ISO Plan, the PSO Plan, the PSU Plan and the RSU Plan. A maximum of 60 million common shares were reserved for issuance under the 2002 ISO plan, of which 50 million have been issued to date. A further 71 million common shares have been reserved for issuance for the 2007 ISO and PSO plans, of which 14 million have been exercised and issued from treasury to date. The PSU and RSU plans grant notional units as if a unit was one Enbridge common share and are payable in cash.

INCENTIVE STOCK OPTIONS

Key employees are granted ISO to purchase common shares at the market price on the grant date. ISO vest in equal annual instalments over a four-year period and expire 10 years after the issue date.

December 31, 2016	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)

Options outstanding at beginning of year	32,788	40.31
Options granted	6,373	44.05
Options exercised1	(5,364)	29.73
Options cancelled or expired	(888)	49.26

Options outstanding at end of year	32,909	42.51	6.3	335

Options vested at end of year2	18,355	37.11	4.9	286

1

The total intrinsic value of ISO exercised during the year ended December 31, 2016 was $123 million (2015 - $126 million; 2014 - $117 million) and cash received on exercise was $37 million (2015 - $43 million; 2014 - $37 million).

2	The total fair value of options vested under the ISO Plan during the year ended December 31, 2016 was $36 million (2015 - $34 million; 2014 - $26 million).

Weighted average assumptions used to determine the fair value of ISO granted using the Black-Scholes-Merton option pricing model are as follows:

Year ended December 31,	2016	2015	2014
Fair value per option (Canadian dollars)1	7.37	6.48	5.53
Valuation assumptions
Expected option term (years)2	5	5	5
Expected volatility3	25.1%	19.9%	16.9%
Expected dividend yield4	4.4%	3.2%	2.9%
Risk-free interest rate5	0.8%	0.9%	1.6%

1

Options granted to United States employees are based on New York Stock Exchange prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option were $7.01 (2015 - $6.22; 2014 - $5.45) for Canadian employees and US$6.60 (2015 - US$6.16; 2014 - US$5.35) for United States employees.

2	The expected option term is six years based on historical exercise practice and three years for retirement eligible employees.
3	Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.
4	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.
5	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

Compensation expense recorded for the year ended December 31, 2016 for ISO was $43 million (2015 - $35 million; 2014 - $29 million). At December 31, 2016, unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the ISO Plan was $50 million. The cost is expected to be fully recognized over a weighted average period of approximately two years.

PERFORMANCE STOCK OPTIONS

PSO are granted to executive officers and become exercisable when both performance targets and time vesting requirements have been met. PSO were granted on August 15, 2007, February 19, 2008, August 15, 2012 and March 13, 2014 under the 2007 plan. All performance targets for the 2007 and 2008 grants have been met. The time vesting requirements were fulfilled evenly over a five-year period ending on August 15, 2012 with the options being exercisable until August 15, 2015. Time vesting requirements for the 2012 grant will be fulfilled evenly over a five-year term, ending August 15, 2017. The 2012 grant’s performance targets are based on the Company’s share price and must be met by February 15, 2019 or the options expire. As at December 31, 2016, all performance targets have been met and the options are exercisable until August 15, 2020. Time vesting requirements for the 2014 grant will be fulfilled evenly over a four-year term, ending March 13, 2018. The 2014 grant’s performance targets are based on the Company’s share price and must be met by February 15, 2019 or the options expire. As at December 31, 2016, all performance targets have been met and the options are exercisable until August 15, 2020.

December 31, 2016	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(Options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	3,217	39.75
Options exercised1	(335)	41.29

Options outstanding at end of year	2,882	39.57	3.2	38

Options vested at end of year2	2,409	39.34	3.2	32

1

The total intrinsic value of PSO exercised during the year ended December 31, 2016 was $7 million (2015 - $43 million; 2014 - nil) and cash received on exercise was $3 million (2015 - $13 million; 2014 - nil).

2	The total fair value of options vested under the PSO Plan during the year ended December 31, 2016 was $2 million (2015 - $6 million; 2014 - $5 million).

Assumptions used to determine the fair value of PSO granted using the Bloomberg barrier option valuation model are as follows:

Year ended December 31,	2014
Fair value per option (Canadian dollars)	5.77
Valuation assumptions
Expected option term (years)1	6.5
Expected volatility2	15.0%
Expected dividend yield3	2.8%
Risk-free interest rate4	1.7%

1	The expected option term is based on historical exercise practice.
2	Expected volatility is determined with reference to historic daily share price volatility.
3	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.
4	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields.

Compensation expense recorded for the year ended December 31, 2016 for PSO was $3 million (2015 - $3 million; 2014 - $3 million). At December 31, 2016, unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the PSO Plan was $2 million. The cost is expected to be fully recognized over a weighted average period of approximately one year.

PERFORMANCE STOCK UNITS

The Company has a PSU Plan for executives where cash awards are paid following a three-year performance cycle. Awards are calculated by multiplying the number of units outstanding at the end of the performance period by the Company’s weighted average share price for 20 days prior to the maturity of the grant and by a performance multiplier. The performance multiplier ranges from zero, if the Company’s performance fails to meet threshold performance levels, to a maximum of two if the Company performs within the highest range of its performance targets. The performance multiplier is derived through a calculation of the Company’s price/earnings ratio relative to a specified peer group of companies and the Company’s earnings per share, adjusted for unusual, non-operating or non-recurring items, relative to targets established at the time of grant. To calculate the 2016 expense, multipliers of two, were used for each of the 2014, 2015 and 2016 PSU grants.

		Weighted
		Average
		Remaining	Aggregate
		Contractual	Intrinsic
December 31, 2016	Number	Life (Years)	Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	536
Units granted	294
Units cancelled	(14)
Units matured1	(295)
Dividend reinvestment	35

Units outstanding at end of year	556	1.5	54

1	The total amount paid during the year ended December 31, 2016 for PSU was $22 million (2015 - $35 million; 2014 - $36 million).

Compensation expense recorded for the year ended December 31, 2016 for PSU was $33 million (2015 - $12 million; 2014 - $40 million). As at December 31, 2016, unrecognized compensation expense related to non-vested units granted under the PSU Plan was $30 million and is expected to be fully recognized over a weighted average period of approximately two years.

RESTRICTED STOCK UNITS

Enbridge has a RSU Plan where cash awards are paid to certain non-executive employees of the Company following a 35-month maturity period. RSU holders receive cash equal to the Company’s weighted average share price for 20 days prior to the maturity of the grant multiplied by the units outstanding on the maturity date.

		Weighted
		Average
		Remaining	Aggregate
		Contractual	Intrinsic
December 31, 2016	Number	Life (years)	Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,906
Units granted	972
Units cancelled	(154)
Units matured1	(992)
Dividend reinvestment	122

Units outstanding at end of year	1,854	1.4	105

1	The total amount paid during the year ended December 31, 2016 for RSU was $56 million (2015 - $45 million; 2014 - $45 million).

Compensation expense recorded for the year ended December 31, 2016 for RSU was $51 million (2015 - $47 million; 2014 - $44 million).  As at December 31, 2016, unrecognized compensation expense related to non-vested units granted under the RSU Plan was $62 million and is expected to be fully recognized over a weighted average period of approximately one year.